Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The provision for income taxes consisted of the following:
	Years ended March 31,
	2025	2024

Under / (Over) provision for income taxes in prior financial years	$16,830	$(43,790)

Schedule of Reconciliation of Income Tax Rate

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended March 31, 2025 and 2024 are as follows:

	Years ended March 31,
	2025	2024

(Loss) / Income before income taxes	$(213,685)	$(48,236)
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	(36,326)	(8,200)
Tax incentives	-	(28,995)
Tax effect of deductible contractual lease payment	(26,863)	(25,738)
Tax effect of non-deductible items	102,667	72,042
Tax exemptions in relating to newly incorporated company	-	(13,072)
Utilization of capital allowance	(39,478)	(37,962)
Under/(Over) provision of income taxes in prior financial years, net	16,830	(43,790)
Others	-	41,925

Income tax expense / (credit)	$16,830	$(43,790)